Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Sep. 30, 2010 tenant Property	Dec. 31, 2010 Consolidated Variable Interest Entities tenant Property	Dec. 31, 2011 Unconsolidated Variable Interest Entities tenant Property	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary VIE tenants-operating leases	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary VIE tenants-DFLs	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary Loan-senior secured
Company's involvement with VIEs:
Number of senior housing facilities leased	27	27	48
Number of VIE tenants	4	4	7
Maximum Loss Exposure				$ 342,057	$ 1,161,614	$ 75,650
Assets/liability type				Lease intangibles, net and straight-line rent receivables	Net investment in DFLs	Loans receivable, net
Carrying amount				$ 15,164	$ 592,198	$ 75,650